Share-based compensation - Changes Conditional Shares (Details)	12 Months Ended
	Dec. 31, 2023 € / shares shares	Dec. 31, 2023 $ / shares shares
EUR-denominated
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	292,765	292,765
Granted (in shares)	244,069	244,069
Vested (in shares)	(257,451)	(257,451)
Forfeited (in shares)	(3,812)	(3,812)
Conditional shares outstanding, ending (in shares)	275,571	275,571
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | € / shares	€ 434.10
Granted (in usd/eur per share) | € / shares	587.42
Vested (in usd/eur per share) | € / shares	425.34
Forfeited (in usd/eur per share) | € / shares	557.77
Conditional shares outstanding, ending (in usd/eur per share) | € / shares	€ 576.37
USD-denominated
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	238,394	238,394
Granted (in shares)	295,235	295,235
Vested (in shares)	(167,746)	(167,746)
Forfeited (in shares)	(2,764)	(2,764)
Conditional shares outstanding, ending (in shares)	363,119	363,119
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | $ / shares		$ 542.22
Granted (in usd/eur per share) | $ / shares		624.10
Vested (in usd/eur per share) | $ / shares		515.96
Forfeited (in usd/eur per share) | $ / shares		622.98
Conditional shares outstanding, ending (in usd/eur per share) | $ / shares		$ 620.31